INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED MAY 24, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Raymond James SB-1 Equity ETF (RYJ)
(the “Fund”)
The Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-RYJ-PRO-1-SUP-052421